KAMINSKI POLAND FUND



                               Semi-Annual Report

                                December 31, 1998




                   MANAGED BY KAMINSKI ASSET MANAGEMENT, INC.
                            319 1st Avenue, Suite 400
                             Minneapolis, MN 55401

Dear Shareholder:

We are pleased to bring you this Semi-Annual Report for the Kaminski Poland Fund covering the period July 1, 1998 through December 31, 1998. During this time, the Fund was down 24.61% in comparison to the WIG Index loss of 17.71%.

In general, emerging markets have been hurt very badly over the last year. Globalization was more of a factor in investment trends than ever before. The Asian economic crisis continues to cause commotion on the stock exchanges worldwide. Markets in Central Europe were particularly weak due to the decision of the Russian government to allow a devaluation of its currency. Foreign investors took profits and left Poland, continuing to perceive it as a link to the Russian ruble crisis.

This global volatility presented some challenges for the Fund. Many of the Fund's top holdings are construction driven and unfortunately remained out of favor with investors for much of 1998. The Fund's heavy sector weightings and its buy-and-hold strategy also add to its volatility. However, we feel the Fund's long-term performance potential is still attractive. Investors seeking long-term growth of capital should not focus on short-term performance but rather on the Fund's long-term value.

In the fourth quarter, the Fund's management positioned the Fund for a slowing economy by reducing holdings in economically sensitive sectors, like construction, and by increasing its position in banking and information technology. Both changes proved beneficial for the Fund, as the growth rate of the economy slowed and both banking and information technology sectors performed well during the last months of the year. We are very comfortable with portfolio's risk-reward perspective, and are particularly comfortable with the Fund's specific holdings.

The end of 1998 was also a time of some value emerging in Central Europe. In December alone, the Kaminski Poland Fund gained 6.92%. Poland continues to offer the investor an opportunity to participate in a dynamically changing economy. Privatization and continued progression toward EU membership has led to increased market activity and expansion of the business community. We strongly believe that by overcoming many of its challenges, Poland is likely to be stronger and a more competitive participant in the European economy.

Overall, the Kaminski Poland Fund continues to purchase solid companies demonstrating strong management and earnings growth in excess of 10%. We are committed to our long-term value approach and continue to focus on your financial goals.

Cordially,


/s/

M.G. Kaminski


SCHEDULE OF INVESTMENTS at December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 97.02%                                                            Market Value
-----------------------------------------------------------------------------------------------------------------------------------

                     Building and Construction: 14.64%
      11,900         Budimex S.A.*...........................................................             $ 52,363
       4,850         Exbud S.A.*.............................................................               41,719
      13,750         Mostostal Krakow S.A.*..................................................               22,640
       9,500         Mostostal Zabrze S.A....................................................               34,790
      31,700         Mostostal-Export S.A....................................................               33,297
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           184,809
-----------------------------------------------------------------------------------------------------------------------------------
                     Chemicals - Diversified: 8.44%
       1,850         Gorazdze S.A............................................................               30,986
      19,500         Huta Olawa S.A..........................................................               29,340
      19,500         Polifarb-Cieszyn Wroclaw S.A.*..........................................               46,224
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           106,550
-----------------------------------------------------------------------------------------------------------------------------------
                     Commercial Banks: 17.46%
       3,825         Bank Handlowy W Warszawie*..............................................               47,018
      45,000         Big Bank Gdanski S.A.*..................................................               40,241
       6,650         Grupa Pekao S.A.*.......................................................               83,066
      15,500         Kredyt Bank PBI S.A.*...................................................               50,163
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           220,488
-----------------------------------------------------------------------------------------------------------------------------------
                     Conglomerates: 12.30%
      14,400         Elektrim Spolka Akcyjna S.A.............................................              155,344
-----------------------------------------------------------------------------------------------------------------------------------

                     Food - Miscellaneous/Diversified: 5.57%
      19,500         Agros Holding S.A.*.....................................................               70,305
-----------------------------------------------------------------------------------------------------------------------------------

                     Medical - Drugs: 7.58%
       4,550         Medicines S.A.*.........................................................               44,563
       3,600         Polfa Kutno*............................................................               51,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            95,663
-----------------------------------------------------------------------------------------------------------------------------------
                     Metal - Diversified: 2.07%
      10,000         Hutmen S.A.*............................................................               26,118
-----------------------------------------------------------------------------------------------------------------------------------



                     Multi-Line Insurance: 11.46%
      47,000         Polisa S.A.*............................................................             $ 54,705
       4,400         Tuir Warta S.A.*........................................................               89,936
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           144,641
-----------------------------------------------------------------------------------------------------------------------------------
                     Rubber - Tires: 3.21%
       2,750         Debica S.A..............................................................               40,596
-----------------------------------------------------------------------------------------------------------------------------------

                     Technology: 4.64%
       3,390         Optimus S.A.*...........................................................               32,721
       1,000         Softbank S.A.*..........................................................               25,834
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            58,555
-----------------------------------------------------------------------------------------------------------------------------------
                     Telecommunications: 4.04%
      10,000         Telekomunikacja Polska - GDR*...........................................               51,000
-----------------------------------------------------------------------------------------------------------------------------------

                     Television: 5.61%
      10,500         @Entertainment, Inc.*...................................................               70,875
-----------------------------------------------------------------------------------------------------------------------------------

                     Total Investments in Securities (cost $1,722,872)+: 97.02% .............            1,224,944
                     Cash and Other Assets less Liabilities: 2.98%...........................               37,676
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Net Assets: 100.0% ...............................................          $ 1,262,620
===================================================================================================================================
*Denotes a non-income producing security.

+At December 31, 1998,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities and foreign currency were as follows:

                     Gross unrealized appreciation...........................................             $ 52,530
                     Gross unrealized depreciation...........................................             (550,492)
-----------------------------------------------------------------------------------------------------------------------------------
                           Net unrealized depreciation.......................................           $ (497,962)
===================================================================================================================================

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------


ASSETS
      Investments in securities, at value (cost $1,722,872)..................................           $1,224,944
      Cash...................................................................................               17,677
      Receivables:
            Due from Advisor.................................................................               28,205
            Dividends........................................................................                6,225
      Deferred organization costs............................................................               24,997
      Prepaid expenses and other assets......................................................               14,585
------------------------------------------------------------------------------------------------------------------------------------
                  Total assets ..............................................................            1,316,633
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,466
            Distribution fees................................................................                  259
            Fund shares repurchased..........................................................               19,713
      Accrued expenses.......................................................................               31,575
------------------------------------------------------------------------------------------------------------------------------------
                  Total liabilities..........................................................               54,013
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS      $1,262,620
====================================================================================================================================

      Net asset value, offering and redemption price per share
            ($1,262,620/203,095 shares outstanding;
            unlimited number of shares authorized, par value $0.01) .........................                $6.22
====================================================================================================================================

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $1,865,148
      Accumulated net investment loss........................................................               (7,293)
      Accumulated net realized loss on investments...........................................              (97,273)
      Net unrealized appreciation on investments and foreign currency........................             (497,962)
------------------------------------------------------------------------------------------------------------------------------------
            Net assets ......................................................................           $1,262,620
====================================================================================================================================

STATEMENT OF OPERATIONS - For the Six Months Ended December 31, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends (net of withholding tax of $62)........................................              $ 9,507
            Interest.........................................................................                   60
------------------------------------------------------------------------------------------------------------------------------------
                  Total income...............................................................                9,567
------------------------------------------------------------------------------------------------------------------------------------

      Expenses
            Advisory fees (Note 3)...........................................................                8,890
            Administration fees (Note 3).....................................................               15,041
            Amortization of deferred organization costs......................................                3,521
            Custodian and accounting fees....................................................               19,303
            Distribution fees (Note 4).......................................................                1,533
            Insurance expense................................................................                  703
            Miscellaneous....................................................................                1,755
            Professional fees................................................................               10,310
            Registration fees................................................................                3,584
            Reports to shareholders..........................................................                4,011
            Transfer agent fees..............................................................               11,029
            Trustees' fees...................................................................                2,391
------------------------------------------------------------------------------------------------------------------------------------
                  Total expenses.............................................................               82,071
                  Less advisory fee waiver and absorption (Note 3)...........................              (65,211)
------------------------------------------------------------------------------------------------------------------------------------
                  Net expenses...............................................................               16,860
------------------------------------------------------------------------------------------------------------------------------------
                        Net investment loss .................................................               (7,293)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS and Foreign Currency
            Net realized loss from security transactions.....................................              (94,094)
            Net realized gain from foreign currency transactions.............................                  235
            Net change in unrealized depreciation on investments and foreign currency........             (246,426)
------------------------------------------------------------------------------------------------------------------------------------
                  Net realized and unrealized loss on investments and foreign currency.......             (340,285)
------------------------------------------------------------------------------------------------------------------------------------
                        Net Decrease in Net Assets Resulting from Operations ................           $ (347,578)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months      July 9, 1997*
                                                                                      Ended           through
                                                                               December 31, 1998#  June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss.............................................................     $ (7,293)       $ (13,532)
Net realized loss from security transactions....................................      (94,094)          (3,414)
Net realized gain from foreign currency transactions............................          235            -0-
Net change in unrealized depreciation on investments and foreign currency.......     (246,426)        (251,536)
------------------------------------------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from operations .....................     (347,578)        (268,482)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
      outstanding shares (a)....................................................      248,425        1,630,255
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets ..................................      (99,153)       1,361,773

NET ASSETS
Beginning of period.............................................................    1,361,773           -0-
------------------------------------------------------------------------------------------------------------------------------------
End of period ..................................................................   $1,262,620       $1,361,773
====================================================================================================================================

(a) A summary of capital share transactions is as follows:
                                                              Six Months                       July 9,1997*
                                                                 Ended                            through
                                                          December 31, 1998#                   June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                       Shares          Value               Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold...........................            78,241      $ 504,812             195,353      $1,927,665
      Shares redeemed.......................           (40,116)      (256,387)            (30,383)       (297,410)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase..........................            38,125      $ 248,425             164,970      $1,630,255
====================================================================================================================================

*Commencement of operations.

#Unaudited.


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months       July 9, 1997*
                                                                                    Ended            through
                                                                             December 31, 1998#   June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.....................................          $ 8.25            $10.00
------------------------------------------------------------------------------------------------------------------------------------
Loss from investment operations:
      Net investment loss................................................           (0.04)            (0.08)++
      Net realized and unrealized loss on investments....................           (1.99)            (1.67)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations.........................................           (2.03)            (1.75)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period...........................................          $ 6.22            $ 8.25
====================================================================================================================================

Total return.............................................................          (24.61%)++        (17.60%)++

Ratios/supplemental data:
Net assets, end of period (millions).....................................           $ 1.3             $ 1.4

Ratio of expenses to average net assets:
      Before expense reimbursement.......................................           13.32%+           17.57%+
      After expense reimbursement........................................            2.75%+            2.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.......................................          (11.76%)+         (16.30%)+
      After expense reimbursement........................................           (1.18%)+          (1.48%)+

Portfolio turnover rate..................................................           21.43%            25.74%

#Unaudited.

*Commencement of operations.

+Annualized.

++Net investment loss per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.

++Not annualized.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Kaminski Poland Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund began operations on July 9, 1997. The Fund's primary investment objective is to seek long term growth of capital by investing in publicly-traded securities of companies based in the Republic of Poland.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: Investments in securities traded on the Warsaw Stock Exchange, Poland's primary exchange, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on the exchange for which there have been no sales are valued at the mean between the last available bid and asked price. Securities for which market quotations are not readily available are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and the asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

          Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

          Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

     B. Repurchase Agreements: The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

          If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          Differences exist between net realized capital losses for financial statement and tax purposes due to the deferral of capital losses for tax purposes.

          It is the Fund's policy to reclassify the net effect of permanent differences between book and taxable income to trust capital accounts on the statements of assets and liabilities. As a result of permanent book-to-tax differences for the period ended June 30, 1998, the accumulated net investment loss was reclassified into paid-in capital. This reclassification had no effect on net assets, net asset value per share, or the change in net assets resulting from operations.

     D. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on the first-in, first-out (FIFO) basis for book and tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     E. Deferred Organization Costs: The Fund has incurred expenses of $35,427 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     F. Concentration of Risk: As of December 31, 1998, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in Poland could have an impact on the Fund's net assets. It is the Trust's policy to continually monitor these off-balance sheet risks.

     G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended December 31, 1998, Kaminski Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.45% based upon the average daily net assets of the Fund. For the six months ended December 31, 1998, the Fund incurred $8,890 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.75% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended December 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $65,211; no amounts were reimbursed.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to .25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended December 31, 1998, the Fund paid the Distribution Coordinator in the amount of $1,533.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended December 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $501,612 and $249,552, respectively.

                                     Advisor
                         Kaminski Asset Management, Inc.
                            319 1st Avenue, Suite 400
                              Minneapolis, MN 55401
                            Web Page www.polfund.com


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 229-2105


                                     Auditor
                           PricewaterhouseCoopers LLP
                       650 Third Avenue South, Suite 1300
                              Minneapolis, MN 55402
                                 (612) 332-7000


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.